UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332, Nashville, Tennessee	37203
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end:  08/31/2011

Date of reporting period: 02/28/2011

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 28, 2011pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 28, 2011

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedules of Investments:
Fixed Income Fund	8
Informed Investor Growth Fund	12
Quality Growth Fund	14
Select Value Fund	18
Value Fund	22
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	51
Other Information	65
About Your Funds’ Expenses	66

MONTEAGLE FIXED INCOME FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2011 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 3.625%, due 02/15/2020	6.85%
FNMA, Pool 386008, 4.52%, due 04/01/2013	3.82%
FFCB, 4.875%, due 12/16/2015	2.80%
FHLMC, Series 3290 PD, 5.50%, due 3/15/2035	2.72%
U.S. Treasury Note, 3.75%, due 11/15/2018	2.63%
U.S. Treasury Note, 3.625%, due 08/15/2019	2.59%
FHLMC, 3.75%, due 03/27/2019	2.58%
FHLMC, Series 2841 BY, 5.00%, due 08/15/2019	2.26%
Johnson & Johnson, 5.15%, due 07/15/2018	2.25%
General Dynamics Corp., 5.25%, due 02/01/2014	2.10%

Sector Allocation	(% of Net Assets)
Corporate Bonds	49.71%
U.S. Government and Agency Obligations	29.80%
Mortgage-Backed Securities	17.58%
Money Market Funds	2.15%
Other Assets in Excess of Liabilities	0.76%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2011 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
ProShares Ultra Russell 2000	12.14%
ProShares Ultra QQQ	11.93%
Deere & Co.	5.59%
Acme Packet, Inc.	5.21%
Deckers Outdoor Corp.	4.99%
Skyworks Solutions, Inc.	4.94%
Halliburton Co.	4.91%
Varian Semiconductor Equipment Associates, Inc.	4.90%
Concho Resources, Inc.	4.82%
Lululemon Athletica, Inc.	4.81%

Top Ten Portfolio Industries	(% of Net Assets)
Semiconductors	15.77%
Internet	8.85%
Oil & Gas Services	7.91%
Telecommunications	7.23%
Machinery - Diversified	5.59%
Apparel	4.99%
Oil & Gas	4.82%
Retail	4.81%
Computers	4.80%
Software	3.98%
68.75%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Technology	24.55%
Exchange-Traded Funds	24.07%
Communications	16.08%
Energy	12.73%
Consumer, Cyclical	9.80%
Money Market Funds	8.55%
Industrial	7.64%
Liabilities in Excess of Other Assets	(3.42)%
100.00%

MONTEAGLE QUALITY GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2011 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.01%
Exxon Mobil Corp.	3.96%
Apache Corp.	3.71%
QUALCOMM, Inc.	2.91%
International Business Machines Corp.	2.82%
Google, Inc - Class A	2.77%
Cameron International Corp.	2.73%
Peabody Energy Corp.	2.60%
Danaher Corp.	2.59%
Freeport-McMoRan Copper & Gold, Inc.	2.58%

Top Ten Portfolio Industries	(% of Net Assets)
Computers	11.69%
Oil & Gas	7.67%
Telecommunications	6.87%
Diversified Financial Services	6.65%
Machinery - Diversified	6.16%
Retail	4.66%
Software	3.77%
Internet	3.73%
Semiconductors	3.61%
Chemicals	3.60%
58.41%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Technology	19.07%
Industrial	17.67%
Communications	13.97%
Energy	13.00%
Consumer, Cyclical	12.49%
Financial	7.65%
Consumer, Non-cyclical	7.44%
Basic Materials	6.18%
Utilities	1.29%
Money Market Funds	1.22%
Other Assets in Excess of Liabilities	0.02%
100.00%

MONTEAGLE SELECT VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2011 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Applied Materials, Inc.	3.43%
UnitedHealth Group, Inc.	3.23%
WellPoint, Inc.	3.10%
Pfizer, Inc.	2.41%
Micron Technology, Inc.	2.29%
Walgreen Co.	2.29%
Titanium Metals Corp.	2.12%
Dean Foods Co.	2.10%
Rowan Cos., Inc.	2.06%
Dow Chemical Co.	2.04%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	12.66%
Retail	9.60%
Semiconductors	7.29%
Healthcare - Services	6.33%
Computers	5.22%
Commercial Services	4.73%
Aerospace & Defense	4.62%
Banks	4.27%
Chemicals	3.87%
Media	3.76%
62.35%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	18.36%
Energy	14.64%
Technology	14.19%
Basic Materials	12.85%
Consumer, Cyclical	11.16%
Industrial	9.84%
Communications	6.37%
Financial	5.53%
Money Market Funds	4.28%
Utilities	2.66%
Other Assets in Excess of Liabilities	0.12%
100.00%

MONTEAGLE VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2011 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
E.I. du Pont de Nemours & Co.	5.04%
Gap, Inc.	4.77%
Barrick Gold Corp.	4.60%
Transocean Ltd.	3.95%
Tidewater, Inc.	3.87%
Marathon Oil Corp.	3.70%
Pfizer, Inc.	3.59%
AT&T, Inc.	3.53%
Newmont Mining Corp.	3.44%
Merck & Co., Inc.	3.27%

Top Ten Portfolio Industries	(% of Net Assets)
Mining	11.78%
Telecommunications	10.24%
Retail	9.14%
Pharmaceuticals	8.47%
Oil & Gas	7.65%
Semiconductors	6.07%
Chemicals	5.04%
Electric	4.23%
Transportation	3.87%
Healthcare-Products	3.12%
69.61%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	19.06%
Consumer, Non-cyclical	16.52%
Communications	13.89%
Industrial	12.66%
Energy	10.57%
Consumer, Cyclical	9.14%
Technology	7.84%
Utilities	4.23%
Money Market Funds	4.08%
Financial	1.88%
Other Assets in Excess of Liabilities	0.13%
100.00%

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 29.80%	Fair Value
	U.S. Treasury Notes - 13.63%
$500,000	2.625%, due 08/15/2020	$470,078
750,000	3.625%, due 08/15/2019	778,242
2,000,000	3.625%, due 02/15/2020	2,060,000
750,000	3.75%, due 11/15/2018	791,660
		4,099,980
	Federal Farm Credit Bank - 3.64%
750,000	4.875%, due 12/16/2015	840,842
250,000	5.375%, due 07/18/2011	254,963
		1,095,805
	Federal Home Loan Bank - 5.45%
500,000	5.05%, due 01/03/2018	535,154
250,000	5.125%, due 08/14/2013	275,061
500,000	5.25%, due 06/18/2014	561,978
250,000	5.75%, due 05/15/2012	265,927
		1,638,120
	Federal Home Loan Mortgage Corporation - 2.58%
750,000	3.75%, due 03/27/2019	774,800

	Federal National Mortgage Association - 4.50%
500,000	5.00%, due 03/02/2015	555,646
250,000	5.00%, due 08/02/2012	265,786
500,000	5.00%, due 08/02/2012	530,984
		1,352,416

	Total U.S. Government and Agency Obligations (Cost $8,612,130)	8,961,121

Par Value	CORPORATE BONDS - 49.71%	Fair Value
	Aerospace & Defense - 3.98%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$632,857
500,000	United Technologies Corp., 5.375%, due 12/15/2017	564,546
		1,197,403
	Banks - 14.55%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	526,601
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	543,585
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	501,892
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	556,925

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 49.71% (Continued)	Fair Value
	Banks - 14.55% (Continued)
$200,000	Morgan Stanley, 6.60%, due 04/01/2012	$212,165
500,000	Morgan Stanley, 3.45%, due 11/02/2015	494,326
500,000	PNC Funding Corp., 4.375%, 08/11/2020	501,350
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	269,918
500,000	SunTrust Bank, 6.375%, due 04/01/2011	501,981
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	266,605
		4,375,348
	Beverages - 4.44%
300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011 (b)	301,844
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	531,742
500,000	Coca-Cola Co., 5.75%, due 03/15/2011	500,909
		1,334,495

	Biotechnology - 1.76%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	256,438
250,000	Amgen, Inc., 4.85%, due 11/18/2014	274,350
		530,788
	Chemicals - 0.86%
250,000	Sherwin-Williams, Co., 3.125%, due 12/15/2014	259,272

	Computers - 1.31%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	392,772

	Diversified Financial Services - 1.85%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	556,669

	Electric - 3.43%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	519,242
500,000	Georgia Power Co., 4.25%, due 12/01/2019	513,246
		1,032,488
	Electrical Components - 0.93%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	278,771

	Food - 1.46%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	437,959

	Healthcare - Products - 2.25%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	676,466

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 49.71% (Continued)	Fair Value
	Healthcare - Services - 0.05%
$15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	$16,375

	Household Products - 0.91%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	273,281

	Mining - 1.35%
380,000	Alcoa, Inc., 5.375%, due 01/15/2013	405,411

	Miscellaneous Manufacturing - 1.82%
500,000	General Electric Co., 5.25%, due 12/06/2017	548,511

	Office & Business Equipment - 0.88%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	265,826

	Oil & Gas - 3.47%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	260,734
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	273,235
500,000	Shell International Finance, 5.625%, due 06/27/2011	508,628
		1,042,597
	Pharmaceuticals - 2.77%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	268,553
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	565,298
		833,851
	Retail - 0.89%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	267,764

	Telecommunications - 0.75%
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	224,312

	Total Corporate Bonds (Cost $14,082,688)	14,950,359

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 17.58%	Fair Value
	Federal Home Loan Mortgage Corporation - 6.43%
$135,870	Series 15L, 7.00%, due 07/25/2023	$143,840
237,502	Series 2840 VC, 5.00%, due 08/15/2015	251,778
629,686	Series 2841 BY, 5.00%, due 08/15/2019	680,616
40,146	Series 3058 WV, 5.50%, due 10/15/2035	40,938
750,000	Series 3290 PD, 5.50%, due 3/15/2035	817,751
		1,934,923
	Federal National Mortgage Association - 9.19%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,149,495
239,172	Pool 545759, 6.50%, due 07/01/2032	270,964
117,191	Pool 725421, 7.00%, due 09/01/2017	129,659
104,721	Pool 754289, 6.00%, due 11/01/2033	115,479
333,420	Pool 882684, 6.00%, due 06/01/2036	366,628
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	326,589
372,007	Series 2007-40-PT, 5.50%, due 05/25/2037	404,617
		2,763,431
	Government National Mortgage Association - 1.96%
148,753	Pool 476998, 6.50%, due 07/15/2029	169,071
169,690	Pool 648337, 5.00%, due 10/15/2020	181,929
216,310	Pool 676516, 6.00%, due 02/15/2038	238,509
		589,509

	Total Mortgage-Backed Securities (Cost $4,967,490)	5,287,863

Shares	MONEY MARKET FUNDS - 2.15%	Fair Value
645,321	Fidelity Institutional Money Market Fund Class I, 0.25% (a) (Cost $645,321)	$645,321

	Total Investments at Fair Value - 99.24% (Cost $28,307,629)	$29,844,664

	Other Assets in Excess of Liabilities, Net - 0.76%	228,995

	Net Assets - 100.00%	$30,073,659

(a)	Rate shown represents the yield at February 28, 2011, is subject to change and resets daily.
(b)
Categorized in Level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 in the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 70.80%	Fair Value
	Apparel - 4.99%
12,500	Deckers Outdoor Corp. (a)	$1,102,750

	Computers - 4.80%
25,700	Riverbed Technology, Inc. (a)	1,061,153

	Internet - 8.85%
7,000	Baidu, Inc. - ADR (a)	848,120
1,100	NetFlix, Inc. (a)	227,337
4,800	OpenTable, Inc. (a)	426,576
1,000	Priceline.com, Inc. (a)	453,880
		1,955,913
	Machinery - Construction & Mining - 2.05%
4,400	Caterpillar, Inc.	452,892

	Machinery - Diversified - 5.59%
13,700	Deere & Co.	1,235,055

	Oil & Gas - 4.82%
10,000	Concho Resources, Inc. (a)	1,065,200

	Oil & Gas Services - 7.91%
23,100	Halliburton Co.	1,084,314
7,100	Schlumberger, Ltd.	663,282
		1,747,596
	Retail - 4.81%
13,700	Lululemon Athletica, Inc. (a)	1,062,983

	Semiconductors - 15.77%
19,800	ASML Holdings N.V. - ADR	863,280
13,100	Avago Technologies, Ltd.	445,269
30,400	Skyworks Solutions, Inc. (a)	1,092,576
22,700	Varian Semiconductor Equipment Associates, Inc. (a)	1,083,017
		3,484,142
	Software - 3.98%
26,700	Oracle Corp.	878,430

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 70.80% (Continued)	Fair Value
	Telecommunications - 7.23%
15,300	Acme Packet, Inc. (a)	$1,151,172
9,800	ADTRAN, Inc.	445,704
		1,596,876

	Total Common Stocks (Cost $15,173,075)	15,642,990

Shares	EXCHANGE-TRADED FUNDS - 24.07%	Fair Value
28,900	ProShares Ultra QQQ (a)	$2,636,547
57,100	ProShares Ultra Russell 2000	2,682,558

	Total Exchange-Traded Funds (Cost $5,107,015)	5,319,105

Shares	MONEY MARKET FUND - 8.55%	Fair Value
1,889,519	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (Cost $1,889,519)	$1,889,519

	Total Investments at Fair Value - 103.42% (Cost $22,169,609)	$22,851,614

	Liabilities in Excess of Other Assets, Net - (3.42)%	(755,443)

	Net Assets - 100.00%	$22,096,171

(a)	Non-income producing security.
(b)	Rate shown represents the yield at February 28, 2011, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 98.76%	Fair Value
	Advertising - 1.10%
5,550	Omnicom Group, Inc.	$282,495

	Aerospace & Defense - 1.56%
4,810	United Technologies Corp.	401,827

	Apparel - 2.57%
7,410	NIKE, Inc. - Class B	659,712

	Auto Parts & Equipment - 0.98%
6,200	Johnson Controls, Inc.	252,960

	Banks - 1.00%
5,504	JPMorgan Chase & Co.	256,982

	Beverages - 1.70%
9,825	Coca-Cola Co.	436,254

	Chemicals - 3.60%
6,660	Air Products & Chemicals, Inc.	612,720
2,210	CF Industries Holdings, Inc.	312,229
		924,949
	Coal - 2.60%
10,195	Peabody Energy Corp.	667,671

	Computers - 11.69%
3,640	Apple, Inc. (a)	1,285,684
8,490	Cognizant Technology Solutions Corp. - Class A (a)	652,626
7,775	Hewlett-Packard Co.	339,223
4,470	International Business Machines Corp.	723,604
		3,001,137
	Distribution &Wholesale - 1.58%
3,050	W.W. Grainger, Inc.	406,291

	Diversified Financial Services - 6.65%
4,333	American Express Co.	188,789
25,660	Discover Financial Services	558,105
13,590	Lazard Ltd. - Class A	597,960
5,415	T Rowe Price Group, Inc.	362,697
		1,707,551

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.76% (Continued)	Fair Value
	Electrical Components & Equipment - 1.00%
4,320	Emerson Electric Co.	$257,731

	Electronics - 2.46%
11,000	Amphenol Corp. - Class A	632,280

	Food - 1.76%
7,710	Whole Foods Market, Inc.	451,498

	Gas - 1.29%
4,530	National Fuel Gas Co.	330,237

	Healthcare - Products - 1.55%
4,079	CR Bard, Inc.	398,763

	Internet - 3.73%
1,415	Amazon.com, Inc. (a)	245,205
1,160	Google, Inc - Class A (a)	711,544
		956,749
	Leisure Time - 0.74%
2,505	Polaris Industries, Inc.	189,002

	Lodging - 1.96%
12,820	Marriott International, Inc.	502,672

	Machinery - Diversified - 6.16%
3,830	Cummins, Inc.	387,290
6,275	Deere & Co.	565,691
7,475	Roper Industries, Inc.	628,872
		1,581,853
	Media - 2.28%
13,395	Walt Disney Co.	585,897

	Metal Fabricate & Hardware - 1.52%
2,760	Precision Castparts Corp.	391,230

	Mining - 2.58%
12,510	Freeport-McMoRan Copper & Gold, Inc.	662,404

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.76% (Continued)	Fair Value
	Miscellaneous Manufacturing - 2.59%
13,139	Danaher Corp.	$664,833

	Oil & Gas - 7.67%
7,645	Apache Corp.	952,720
11,880	Exxon Mobil Corp.	1,016,096
		1,968,816
	Oil & Gas Services - 2.73%
11,855	Cameron International Corp. (a)	700,986

	Packaging & Containers - 1.45%
10,350	Ball Corp.	373,635

	Pharmaceuticals - 2.44%
11,125	Express Scripts, Inc. (a)	625,448

	Retail - 4.66%
13,875	Lowe's Cos., Inc.	363,109
5,470	McDonald's Corp.	413,970
4,490	Wal-Mart Stores, Inc.	233,390
4,515	World Fuel Services Corp.	187,102
		1,197,571

	Semiconductors - 3.61%
13,980	Intel Corp.	300,151
16,975	Microchip Technology, Inc.	626,547
		926,698
	Software - 3.77%
18,435	Microsoft Corp.	490,002
14,525	Oracle Corp.	477,873
		967,875
	Telecommunications - 6.87%
11,275	American Tower Corp. - Class A (a)	608,399
22,040	Cisco Systems, Inc. (a)	409,062
12,525	QUALCOMM, Inc. (a)	746,240
		1,763,701
	Transportation - 0.91%
2,600	FedEx Corp.	234,052

	Total Common Stocks (Cost $19,257,953)	25,361,760

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 1.22%	Fair Value
313,912	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (Cost $313,912)	$313,912

	Total Investments at Fair Value - 99.98% (Cost $19,571,865)	$25,675,672

	Other Assets in Excess of Liabilities, Net - 0.02%	5,736

	Net Assets - 100.00%	$25,681,408

(a)	Non-income producing security.
(b)	Rate shown represents the yield at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 95.60%	Fair Value
	Aerospace & Defense - 4.62%
2,401	L-3 Communications Holdings, Inc.	$190,375
1,300	Lockheed Martin Corp.	102,908
3,981	Raytheon Co.	203,867
		497,150
	Banks - 4.27%
7,400	Bank of America Corp.	105,746
1,091	Goldman Sachs Group, Inc.	178,684
5,900	Morgan Stanley	175,112
		459,542
	Biotechnology - 1.72%
4,747	Gilead Sciences, Inc. (a)	185,038

	Chemicals - 3.87%
3,500	Ashland, Inc.	197,050
5,900	Dow Chemical Co.	219,244
		416,294
	Commercial Services - 4.73%
12,630	H&R Block, Inc.	191,850
9,899	RR Donnelley & Sons Co.	184,319
7,500	Total System Services, Inc.	133,125
		509,294
	Computers - 5.22%
3,815	Computer Sciences Corp.	183,616
4,322	Hewlett-Packard Co.	188,569
6,190	Western Digital Corp. (a)	189,290
		561,475
	Diversified Financial Services - 1.26%
436	CME Group, Inc.	135,718

	Electric - 2.66%
6,129	Constellation Energy Group, Inc.	190,428
2,500	FirstEnergy Corp.	95,750
		286,178
	Energy-Alternate Sources - 1.98%
1,443	First Solar, Inc. (a)	212,684

	Food - 2.11%
21,444	Dean Foods Co. (a)	226,449

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.60% (Continued)	Fair Value
	Forest Products & Paper - 1.92%
7,031	Mead Westvaco Corp.	$206,360

	Hand & Machine Tools - 1.39%
2,600	Snap-On, Inc.	149,318

	Healthcare - Products - 1.06%
1,800	Stryker Corp.	113,868

	Healthcare - Services - 6.33%
8,167	UnitedHealth Group, Inc.	347,751
5,016	WellPoint, Inc.	333,414
		681,165
	Housewares - 1.56%
8,700	Newell Rubbermaid, Inc.	168,258

	Iron & Steel - 3.47%
4,197	Nucor Corp.	201,288
3,000	United States Steel Corp.	172,470
		373,758
	Media - 3.76%
12,459	Cannett Co., Inc.	205,698
458	Washington Post Co.	198,355
		404,053
	Mining - 3.59%
9,400	Alcoa, Inc.	158,390
12,000	Titanium Metals Corp. (a)	227,880
		386,270
	Miscellaneous Manufacturing - 1.42%
7,300	General Electric Co.	152,716

	Oil & Gas - 12.66%
4,900	Chesapeake Energy Corp.	174,489
2,200	ConocoPhillips	171,314
6,000	Denbury Resources, Inc. (a)	145,380
1,600	Devon Energy Corp.	146,304
2,683	Diamond Offshore Drilling, Inc.	209,891
3,100	Noble Corp.	138,601
5,200	Rowan Cos., Inc. (a)	221,884

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.60% (Continued)	Fair Value
	Oil & Gas - 12.66% (Continued)
6,500	Tesoro Corp. (a)	$154,570
		1,362,433
	Packaging & Containers - 1.13%
3,700	Bemis Co., Inc.	121,545

	Pharmaceuticals - 2.41%
13,500	Pfizer, Inc.	259,740

	Retail - 9.60%
5,305	Best Buy Co., Inc.	171,033
5,607	CVS Caremark Corp.	185,367
8,423	GameStop Corp. - Class A (a)	168,039
2,000	Kohl's Corp.	107,780
10,382	RadioShack Corp.	153,654
5,692	Walgreen Co.	246,691
		1,032,564
	Semiconductors - 7.29%
22,477	Applied Materials, Inc.	369,297
5,300	Intel Corp.	113,791
4,000	MEMC Electronic Materials, Inc. (a)	54,280
22,170	Micron Technology, Inc. (a)	246,752
		784,120
	Software - 1.68%
6,806	Microsoft Corp.	180,904

	Telecommunications - 2.61%
4,000	AT&T, Inc.	113,520
2,800	QUALCOMM, Inc. (a)	166,824
		280,344
	Transportation - 1.28%
2,100	Norfolk Southern Corp.	137,718

	Total Common Stocks (Cost $8,659,929)	10,284,956

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 4.28%	Fair Value
460,440	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (Cost $460,440)	$460,440

	Total Investments at Fair Value - 99.88% (Cost $9,120,369)	$10,745,396

	Other Assets in Excess of Liabilities, Net - 0.12%	13,311

	Net Assets - 100.00%	$10,758,707

(a)	Non-income producing security.
(b)	Rate shown represents the yield at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 95.79%	Fair Value
	Advertising - 2.22%
27,000	Interpublic Group of Cos., Inc.	$356,400

	Aerospace & Defene - 2.01%
6,300	Raytheon Co.	322,623

	Biotechnology - 1.50%
11,000	Cubist Pharmaceuticals, Inc. (a)	241,230

	Chemicals - 5.04%
14,750	E.I. du Pont de Nemours & Co.	809,332

	Commercial Services - 1.63%
16,000	SAIC, Inc. (a)	261,440

	Computers - 1.77%
18,000	Dell, Inc. (a)	284,940

	Electric - 4.23%
25,550	Duke Energy Corp.	459,645
11,000	NRG Energy, Inc. (a)	219,890
		679,535
	Engineering & Construction - 1.98%
8,000	Shaw Group, Inc. (a)	317,760

	Environmental Control - 1.49%
17,000	Calgon Carbon Corp. (a)	238,680

	Food - 1.80%
10,000	Cal-Maine Foods, Inc.	288,700

	Healthcare-Products - 3.12%
32,000	Boston Scientific Corp. (a)	229,120
6,800	Medtronic, Inc.	271,456
		500,576
	Insurance - 1.88%
15,000	Montpelier Re Holdings Ltd.	302,550

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.79% (Continued)	Fair Value
	Internet - 1.43%
11,000	AOL, Inc. (a)	$229,570

	Iron & Steel - 2.24%
7,500	Nucor Corp.	359,700

	Mining - 11.78%
22,000	Alcoa, Inc.	370,700
14,000	Barrick Gold Corp.	739,480
10,000	Newmont Mining Corp.	552,700
5,000	Vulcan Materials Co.	229,250
		1,892,130
	Miscellaneous Manufacturing - 1.20%
57,000	Eastman Kodak Co. (a)	193,800

	Oil & Gas - 7.65%
12,000	Marathon Oil Corp.	595,200
7,494	Transocean Ltd. (a)	634,217
		1,229,417
	Oil & Gas Services - 2.92%
10,000	Halliburton Co.	469,400

	Packaging & Containers - 2.11%
9,400	Sonoco Products Co.	339,152

	Pharmaceuticals - 8.47%
10,000	Bristol-Myers Squibb Co.	258,100
16,147	Merck & Co., Inc.	525,908
30,000	Pfizer, Inc.	577,200
		1,361,208
	Retail - 9.14%
34,000	Gap, Inc.	766,020
5,000	Sears Holdings Corp. (a)	416,550
60,000	Wendy's/Arby's Group, Inc. - Class A	285,600
		1,468,170
	Semiconductors - 6.07%
45,000	Amkor Technology, Inc. (a)	331,650
17,000	Applied Materials, Inc.	279,310
17,000	Intel Corp.	364,990
		975,950

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2011 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.79% (Continued)	Fair Value
	Telecommunications - 10.24%
90,000	ADPT Corp. (a)	$268,200
20,000	AT&T, Inc.	567,600
2,880	Frontier communications Corp.	24,451
9,700	Rogers Communications, Inc. - Class B	342,410
12,000	Verizon Communications, Inc.	443,040
		1,645,701
	Transportation - 3.87%
10,000	Tidewater, Inc.	622,100

	Total Common Stocks (Cost $12,639,021)	15,390,064

Shares	MONEY MARKET FUND - 4.08%	Fair Value
655,730	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (Cost $655,730)	$655,730

	Total Investments at Fair Value - 99.87% (Cost $13,294,751)	$16,045,794

	Other Assets in Excess of Liabilities, Net - 0.13%	20,345

	Net Assets - 100.00%	$16,066,139

(a)	Non-income producing security.
(b)	Rate shown represents the yield at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$28,307,629	$22,169,609	$19,571,865
At fair value (Note 2)	$29,844,664	$22,851,614	$25,675,672
Receivables:
Dividends and interest	272,336	7,926	28,068
Capital shares sold	—	—	645
Investment securities sold	—	2,991,094	—
Other assets	2,269	2,269	2,269
Total assets	30,119,269	25,852,903	25,706,654

LIABILITIES
Payables:
Capital shares redeemed	—	3,000	—
Distributions	21,504	—	—
Distribution Fees	19	1,240	19
Investment securities purchased	—	3,730,398	—
Due to Adviser (Note 3)	22,172	20,463	23,474
Accrued compliance service fees (Note 3)	1,485	1,201	1,323
Other liabilities and accrued expenses	430	430	430
Total liabilities	45,610	3,756,732	25,246

NET ASSETS	$30,073,659	$22,096,171	$25,681,408

NET ASSETS CONSIST OF:
Paid-in capital	$29,750,087	$17,852,595	$28,508,377
Accumulated undistributed net investment income	4,114	283,618	3,352
Accumulated net realized gain (loss) on investments	(1,217,577)	3,277,953	(8,934,128)
Net unrealized appreciation on investments	1,537,035	682,005	6,103,807
NET ASSETS	$30,073,659	$22,096,171	$25,681,408

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited)

	Fixed Income Fund		Informed Investor Growth Fund	Quality Growth Fund
CLASS I SHARES:
Net Assets	$30,071,580		$21,788,125	$25,678,856
Shares of beneficial interest outstanding (1)	2,886,106		1,713,625	2,748,095
Net Asset Value, offering and redemption price per share	$10.42		$12.71	$9.34

CLASS A SHARES:
Net Assets	$1,044		$1,233	$1,282
Shares of beneficial interest outstanding (1)	100		98	138
Net Asset Value and redemption price per share (2)	$10.42		$12.65	$9.30
Maximum offering price per share Class A (3)	$10.74		$13.32	$9.79

CLASS C SHARES:
Net Assets	$1,035		$306,813	$1,270
Shares of beneficial interest outstanding (1)	99		24,486	138
Net Asset Value and offering price per share	$10.42	(2)	$12.53	$9.22	(2)
Minimum redemption price per share (4)	$10.32		$12.40	$9.13

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.
(2)	NAV does not recompute due to rounding.
(3)	A maximum sales charge of 3.00%, 5.00%, and 5.00% is imposed on Class A shares of the Fixed Income Fund, Informed Investor Growth Fund, and Quality Growth Fund, respectively.
(4)	Class C shares purchased, that are redeemed within one year will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited)

	Select Value Fund	Value Fund
ASSETS
Investment securities
At cost	$9,120,369	$13,294,751
At fair value (Note 2)	$10,745,396	$16,045,794
Receivables:
Dividends and interest	22,176	34,085
Other assets	2,269	2,268
Total assets	10,769,841	16,082,147

LIABILITIES
Payables:
Distribution Fees	20	19
Due to Adviser (Note 3)	9,905	14,593
Accrued compliance service fees (Note 3)	779	966
Other liabilities and accrued expenses	430	430
Total liabilities	11,134	16,008

NET ASSETS	$10,758,707	$16,066,139

NET ASSETS CONSIST OF:
Paid-in capital	$11,544,904	$10,537,627
Accumulated undistributed net investment income	13,111	27,594
Accumulated net realized gain (loss) on investments	(2,424,335)	2,749,875
Net unrealized appreciation on investments	1,625,027	2,751,043
NET ASSETS	$10,758,707	$16,066,139

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited)

	Select Value Fund		Value Fund
CLASS I SHARES:
Net Assets	$10,756,019		$16,063,606
Shares of beneficial interest outstanding (1)	915,177		938,466
Net Asset Value, offering and redemption price per share	$11.75		$17.12

CLASS A SHARES:
Net Assets	$1,350		$1,272
Shares of beneficial interest outstanding (1)	115		74
Net Asset Value and redemption price per share (2)	$11.72		$17.10
Maximum offering price per share Class A (3)	$12.34		$18.00

CLASS C SHARES:
Net Assets	$1,338		$1,261
Shares of beneficial interest outstanding (1)	115		74
Net Asset Value and offering price per share	$11.61	(2)	$17.04
Minimum redemption price per share (4)	$11.49		$16.87

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.
(2)	NAV does not recompute due to rounding.
(3)	A maximum sales charge of 5.00% is imposed on Class A shares.
(4)	Class C shares purchased, that are redeemed within one year will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2011 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$672,705	$2,225	$367
Dividends	—	425,696	159,767
Foreign withholding tax	—	(125)	—

Total Investment Income	672,705	427,796	160,134

Expenses:
Investment advisory fees (Note 3)	156,646	131,061	144,588
Distribution (12b-1) fees - Class A (Note 3)	2	2	2
Distribution (12b-1) fees - Class C (Note 3)	5	1,422	6
Compliance service fees (Note 3)	10,239	7,695	8,239
Trustees' fees	3,731	3,731	3,730
ICI membership fees	157	267	217

Total expenses	170,780	144,178	156,782

Net investment income	501,925	283,618	3,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investments	40,060	4,064,615	1,243,653
Net change in unrealized appreciation (depreciation) on investments	(951,410)	2,399,077	5,185,771

Net realized and unrealized gain (loss) on investments	(911,350)	6,463,692	6,429,424

Net increase (decrease) in net assets resulting from operations	$(409,425)	$6,747,310	$6,432,776

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2011 (Unaudited)

	Select Value Fund	Value Fund
INVESTMENT INCOME

Income:
Interest	$545	$470
Dividends	79,910	169,335
Foreign withholding tax	—	(1,424)

Total Investment Income	80,455	168,381

Expenses:
Investment advisory fees (Note 3)	58,099	94,155
Distribution (12b-1) fees - Class A (Note 3)	2	2
Distribution (12b-1) fees - Class C (Note 3)	6	5
Compliance service fees (Note 3)	4,793	6,228
Trustees' fees	3,730	3,730
ICI membership fees	227	198
Interest expense	—	6

Total expenses	66,857	104,324

Net investment income	13,598	64,057

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	1,451,542	2,836,506
Net change in unrealized appreciation on investments	1,307,316	945,343

Net realized and unrealized gain on investments	2,758,858	3,781,849

Net increase in net assets resulting from operations	$2,772,456	$3,845,906

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income	$501,925	$1,131,549
Net realized gain on investment transactions	40,060	91,471
Net change in unrealized appreciation (depreciation) on investments	(951,410)	1,154,891
Net increase (decrease) in net assets resulting from operations	$(409,425)	$2,377,911

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(505,485)	(1,164,717)
From net investment income - Class A	(14)	(25)
From net investment income - Class C	(11)	(18)
Net decrease in net assets from distributions to shareholders	(505,510)	(1,164,760)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(3,924,251)	1,574,488

Total increase (decrease) in net assets	(4,839,186)	2,787,639

NET ASSETS
Beginning of period	34,912,845	32,125,206
End of period	$30,073,659	$34,912,845
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,114	$7,699

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income (loss)	$283,618	$(252,640)
Net realized gain on investment transactions	4,064,615	3,908,202
Net change in unrealized appreciation (depreciation) on investments	2,399,077	(4,023,337)
Net increase (decrease) in net assets resulting from operations	$6,747,310	$(367,775)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(2,884,615)	(4,671,901)
From net realized capital gains - Class A	(146)	(155)
From net realized capital gains - Class C	(36,592)	(155)
Net decrease in net assets from distributions to shareholders	(2,921,353)	(4,672,211)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	329,166	(4,699,122)

Total increase (decrease) in net assets	4,155,123	(9,739,108)

NET ASSETS
Beginning of period	17,941,048	27,680,156
End of period	$22,096,171	$17,941,048
ACCUMULATED NET INVESTMENT INCOME	$283,618	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income	$3,352	$9,850
Net realized gain on investment transactions	1,243,653	2,672,587
Net change in unrealized appreciation (depreciation) on investments	5,185,771	(2,485,938)
Net increase in net assets resulting from operations	$6,432,776	$196,499

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(7,211)	(19,997)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(3,195,589)	(4,779,257)

FROM MERGERS
From merging of the Monteagle Large Cap Growth Fund (Note 8)	—	15,858,231

Total increase in net assets	3,229,976	11,255,476

NET ASSETS
Beginning of period	22,451,432	11,195,956
End of period	$25,681,408	$22,451,432
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$3,352	$7,211

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income	$13,598	$16,390
Net realized gain on investment transactions	1,451,542	115,818
Net change in unrealized appreciation on investments	1,307,316	389,133
Net increase in net assets resulting from operations	$2,772,456	$521,341

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(6,003)	(17,878)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(274,366)	(548,903)

Total increase (decrease) in net assets	2,492,087	(45,440)

NET ASSETS
Beginning of period	8,266,620	8,312,060
End of period	$10,758,707	$8,266,620
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$13,111	$5,516

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income	$64,057	$125,571
Net realized gain on investment transactions	2,836,506	1,343,031
Net change in unrealized appreciation (depreciation) on investments	945,343	(137,295)
Net increase in net assets resulting from operations	$3,845,906	$1,331,307

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(59,472)	(146,367)
From net investment income - Class A	(2)	(4)
From net investment income - Class C	—	(1)
Decrease in net assets from distributions to shareholders	(59,474)	(146,372)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(1,985,144)	(565,583)

Total increase in net assets	1,801,288	619,352

NET ASSETS
Beginning of period	14,264,851	13,645,499
End of period	$16,066,139	$14,264,851
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$27,594	$23,011

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$10.71		$10.34	$10.05	$9.96	$9.91	$10.38
Income (loss) from investment operations:
Net investment income	0.16		0.35	0.38	0.40	0.40	0.38 (a)
Net realized and unrealized gain (loss) on investments	(0.29)		0.37	0.29	0.09	0.05	(0.31)
Total from investment operations	(0.13)		0.72	0.67	0.49	0.45	0.07
Less distributions:
From net investment income	(0.16)		(0.35)	(0.38)	(0.40)	(0.40)	(0.38)
From net realized gains on investments	—		—	—	—	—	(0.16)
Total distributions	(0.16)		(0.35)	(0.38)	(0.40)	(0.40)	(0.54)
Net asset value, end of period	$10.42		$10.71	$10.34	$10.05	$9.96	$9.91
Total Return(b)	(1.19	%)(c)	7.11%	6.80%	4.94%	4.68%	0.78%
Net assets, end of period (000's omitted)	$30,072		$34,911	$32,125	$32,321	$32,873	$42,447
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.05	%(d)	1.04%	1.04%	1.01%	1.00%	1.00%
Before reimbursement/waiver of fees	1.05	%(d)	1.04%	1.04%	1.01%	1.00%	1.13%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	3.09	%(d)	3.37%	3.74%	3.93%	4.12%	3.75%
Portfolio turnover rate	7	%(c)	18%	39%	55%	19%	17%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.71		$10.36
Income (loss) from investment operations:
Net investment income	0.15		0.25
Net realized and unrealized gain (loss) on investments	(0.30)		0.35
Total from investment operations	(0.15)		0.60

Less distributions:
From net investment income	(0.14)		(0.25)

Net asset value, end of period	$10.42		$10.71

Total Return(b)	(1.38	%)(c)	5.87	%(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	1.30	%(d)	1.29	%(d)

Ratio of net investment income to average net assets:	2.86	%(d)	2.95	%(d)

Portfolio turnover rate	7	%(c)	18	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.71		$10.36
Income (loss) from investment operations:
Net investment income	0.11		0.19
Net realized and unrealized gain (loss) on investments	(0.29)		0.35
Total from investment operations	(0.18)		0.54

Less distributions:
From net investment income	(0.11)		(0.19)

Net asset value, end of period	$10.42		$10.71

Total Return(b)	(1.72	%)(c)	5.26	%(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	2.05	%(d)	2.04	%(d)

Ratio of net investment income to average net assets:	2.12	%(d)	2.23	%(d)

Portfolio turnover rate	7	%(c)	18	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(a)
Net asset value, beginning of period	$10.48		$12.89	$8.82	$10.00
Income (loss) from investment operations:
Net investment income (loss) (f)	0.16		(0.10)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	3.77		(0.18)	4.12	(1.16)
Total from investment operations	3.93		(0.28)	4.07	(1.18)

Distributions to shareholders from:
Net realized capital gain	(1.70)		(2.13)	—	—

Net asset value, end of period	$12.71		$10.48	$12.89	$8.82

Total Return(b)	38.05	%(c)	(4.43%)	46.15%	(11.80	%)(c)

Net assets, end of period (000's omitted)	$21,788		$17,717	$27,680	$9,177

Ratio of operating expenses to average net assets: (e)	1.31	%(d)	1.28%	1.27%	1.27	%(d)

Ratio of net investment income (loss) to average net assets: (f)	2.61	%(d)	(0.96%)	(0.77%)	(0.60	%)(d)

Portfolio turnover rate	218	%(c)	819%	1592%	157	%(c)

(a)	Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.44		$13.73
Income (loss) from investment operations:
Net investment income (loss) (f)	0.13		(0.15)
Net realized and unrealized gain (loss) on investments	3.78		(1.01)
Total from investment operations	3.91		(1.16)

Distributions to shareholders from:
Net realized capital gain	(1.70)		(2.13)

Net asset value, end of period	$12.65		$10.44

Total Return(b)	38.01	%(c)	(10.62	%)(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of operating expenses to average net assets: (e)	1.56	%(d)	1.53	%(d)

Ratio of net investment income (loss) to average net assets: (f)	2.20	%(d)	(1.47	%)(d)

Portfolio turnover rate	218	%(c)	819	%(g)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.39		$13.73
Income (loss) from investment operations:
Net investment income (loss) (f)	0.10		(0.11)
Net realized and unrealized gain (loss) on investments	3.74		(1.10)
Total from investment operations	3.84		(1.21)

Distributions to shareholders from:
Net realized capital gain	(1.70)		(2.13)

Net asset value, end of period	$12.53		$10.39

Total Return(b)	37.49	%(c)	(11.04	%)(c)

Net assets, end of period (000's omitted)	$307		$223

Ratio of operating expenses to average net assets: (e)	2.31	%(d)	2.28	%(d)

Ratio of net investment income (loss) to average net assets: (f)	1.46	%(d)	(2.15	%)(d)

Portfolio turnover rate	218	%(c)	819	%(g)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Eight Months Ended August 31, 2006(a)		Year Ended December 31, 2005
Net asset value, beginning of period	$7.14		$6.85	$8.46	$8.84	$7.75	$7.90		$7.69
Income (loss) from investment operations:
Net investment income (loss)	—	(c)	— (c)	0.02	— (c)	(0.01)	—	(b)(c)	—	(b)(c)
Net realized and unrealized gain (loss) on investments	2.20		0.30	(1.62)	(0.38)	1.10	(0.15)		0.21
Total from investment operations	2.20		0.30	(1.60)	(0.38)	1.09	(0.15)		0.21
Less distributions:
From net investment income	—	(d)	(0.01)	(0.01)	—	—	—		—	(d)
Net asset value, end of period	$9.34		$7.14	$6.85	$8.46	$8.84	$7.75		$7.90
Total Return(e)	30.85	%(f)	4.41%	(18.92%)	(4.30%)	14.06%	(1.90	%)(f)	2.77%
Net assets, end of period (000's omitted)	$25,679		$22,449	$11,196	$14,203	$14,871	$19,070		$19,278
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.30	%(g)	1.29%	1.32%	1.25%	1.23%	1.26	%(g)	1.26%
Before reimbursement/waiver of fees	1.29	%(g)	1.29%	1.32%	1.25%	1.23%	1.48	%(g)	1.54%
Ratio of net investment income (loss) to average net assets:
After reimbursement/waiver of fees	0.03	%(g)	0.05%	0.31%	(0.05%)	(0.08%)	(0.08	%)(g)	(0.04%)
Portfolio turnover rate	35	%(f)	69%	39%	26%	72%	63	%(f)	92%

(a)	Fund changed fiscal year end to August 31st.
(b)	Net investment income (loss) per share is based on average shares outstanding during the period.
(c)	Net investment income (loss) per share resulted in less than $0.01 per share.
(d)	Distributions per share were $(0.0025) and $(0.0032) for the six months ended February 28, 2011 and year ended December 31, 2005, respectively.
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not Annualized.
(g)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$7.12		$7.26
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	2.19		(0.12)
Total from investment operations	2.18		(0.14)

Net asset value, end of period	$9.30		$7.12

Total Return(b)	30.62	%(c)	(1.93	%)(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	1.55	%(d)	1.54	%(d)

Ratio of net investment loss to average net assets:	(0.21	%)(d)	(0.31	%)(d)

Portfolio turnover rate	35	%(c)	69	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$7.08		$7.26
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.06)
Net realized and unrealized gain (loss) on investments	2.18		(0.12)
Total from investment operations	2.14		(0.18)

Net asset value, end of period	$9.22		$7.08

Total Return(b)	30.23	%(c)	(2.48	%)(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	2.30	%(d)	2.29	%(d)

Ratio of net investment loss to average net assets:	(0.96	%)(d)	(1.02	%)(d)

Portfolio turnover rate	35	%(c)	69	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Eight Months Ended August 31, 2006(a)		Year Ended December 31, 2005
Net asset value, beginning of period	$8.78		$8.30	$11.63	$15.67	$14.02	$13.48		$13.51
Income (loss) from investment operations:
Net investment income	0.01		0.01	0.07	0.13	0.13	0.12	(b)	0.11 (b)
Net realized and unrealized gain (loss) on investments	2.97		0.48	(3.30)	(2.11)	1.98	0.50		0.08
Total from investment operations	2.98		0.49	(3.23)	(1.98)	2.11	0.62		0.19
Less distributions:
From net investment income	(0.01)		(0.01)	(0.10)	(0.12)	(0.15)	(0.08)		(0.11)
From net realized gains on investments	—		—	—	(1.94)	(0.31)	—		(0.11)
Total distributions	(0.01)		(0.01)	(0.10)	(2.06)	(0.46)	(0.08)		(0.22)
Net asset value, end of period	$11.75		$8.78	$8.30	$11.63	$15.67	$14.02		$13.48
Total Return(c)	33.91	%(d)	5.99%	(27.76%)	(14.01%)	15.21%	4.60	%(d)	1.45%
Net assets, end of period (000's omitted)	$10,756		$8,265	$8,312	$11,502	$13,628	$16,065		$16,120
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.38	%(e)	1.37%	1.33%	1.26%	1.22%	1.26	%(e)	1.26%
Before reimbursement/waiver of fees	1.38	%(e)	1.37%	1.33%	1.26%	1.22%	1.49	%(e)	1.66%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	0.28	%(e)	0.18%	0.96%	1.00%	0.82%	1.25	%(e)	0.93%
Portfolio turnover rate	51	%(d)	2%	108%	71%	88%	31	%(d)	71%

(a)	Fund changed fiscal year end to August 31st.
(b)	Net investment income (loss) per share is based on average shares outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$8.76		$8.68
Income (loss) from investment operations:
Net investment loss	—	(b)	(0.01)
Net realized and unrealized gain on investments	2.96		0.09
Total from investment operations	2.96		0.08

Net asset value, end of period	$11.72		$8.76

Total Return(c)	33.79	%(d)	0.92	%(d)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	1.63	%(e)	1.62	%(e)

Ratio of net investment loss to average net assets:	0.03	%(e)	(0.12	%)(e)

Portfolio turnover rate	51	%(d)	2	%(f)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)	Net investment income resulted in less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$8.71		$8.68
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.06)
Net realized and unrealized gain on investments	2.94		0.09
Total from investment operations	2.90		0.03

Net asset value, end of period	$11.61		$8.71

Total Return(b)	33.30	%(c)	0.35	%(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of expenses to average net assets:	2.38	%(d)	2.37	%(d)

Ratio of net investment loss to average net assets:	(0.72	%)(d)	(0.82	%)(d)

Portfolio turnover rate	51	%(c)	2	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year
Class I Shares	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of period	$13.41		$12.34	$16.67	$19.44	$16.55	$15.43
Income (loss) from investment operations:
Net investment income	0.06		0.11	0.13	0.07	0.20	0.19 (a)
Net realized and unrealized gain (loss) on investments	3.71		1.09	(4.35)	(0.97)	2.98	1.07
Total from investment operations	3.77		1.20	(4.22)	(0.90)	3.18	1.26
Less distributions:
From net investment income	(0.06)		(0.13)	(0.11)	(0.11)	(0.29)	(0.14)
From net realized gains on investments	—		—	—	(1.76)	—	—
Total distributions	(0.06)		(0.13)	(0.11)	(1.87)	(0.29)	(0.14)
Net asset value, end of period	$17.12		$13.41	$12.34	$16.67	$19.44	$16.55
Total Return(b)	28.15	%(c)	9.72%	(25.19%)	(5.14%)	19.40%	8.25%
Net assets, end of period (000's omitted)	$16,064		$14,263	$13,645	$19,417	$23,094	$20,893
Ratio of operating expenses to average net assets:
After reimbursement/waiver of fees	1.33	%(d)	1.32%	1.31%	1.25%	1.22%	1.23%
Before reimbursement/waiver of fees	1.33	%(d)	1.32%	1.31%	1.25%	1.22%	1.35%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	0.82	%(d)	0.83%	1.17%	0.40%	1.07%	1.14%
Portfolio turnover rate	18	%(c)	30%	6%	0%	31%	28%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$13.40		$13.52
Income (loss) from investment operations:
Net investment income	0.04		—	(b)
Net realized and unrealized gain (loss) on investments	3.69		(0.10)
Total from investment operations	3.73		(0.10)

Less distributions:
From net investment income	(0.03)		(0.02)

Net asset value, end of period	$17.10		$13.40

Total Return(c)	27.89	%(d)	(0.47	%)(d)

Net assets, end of period (000's omitted)	$1		$1

Ratio of operating expenses to average net assets:	1.58	%(e)	1.57	%(e)

Ratio of net investment income to average net assets:	0.55	%(e)	0.41	%(e)

Portfolio turnover rate	18	%(d)	30	%(f)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)	Net investment income (loss) per share resulted in less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 28, 2011 (Unaudited)		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$13.37		$13.52
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	3.68		(0.12)
Total from investment operations	3.67		(0.14)

Less distributions:
From net investment income	—		(0.01)

Net asset value, end of period	$17.04		$13.37

Total Return(b)	27.45	%(c)	(1.05	%)(c)

Net assets, end of period (000's omitted)	$1		$1

Ratio of operating expenses to average net assets:	2.33	%(d)	2.32	%(d)

Ratio of net investment loss to average net assets:	(0.19	%)(d)	(0.16	%)(d)

Portfolio turnover rate	18	%(c)	30	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS — February 28, 2011 (Unaudited)

1.	ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”) and Monteagle Value Fund (“Value Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. At a Special Meeting of Shareholders held on April 16, 2010, shareholders approved a change in the Informed Investor Growth Fund’s subclassification from diversified to non-diversified. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Funds each offer three classes of shares, Class I, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2011:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$8,961,121	$8,961,121
Corporate Bonds	12,918,313	2,032,046	14,950,359
Mortgage-Backed Securities	—	5,287,863	5,287,863
Money Market Funds	645,321	—	645,321
Totals	$13,563,634	$16,281,030	$29,844,664

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,642,990	$—	$15,642,990
Exchange-Traded Funds	5,319,105	—	5,319,105
Money Market Funds	1,889,519	—	1,889,519
Totals	$22,851,614	$—	$22,851,614

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$25,361,760	$—	$25,361,760
Money Market Funds	313,912	—	313,912
Totals	$25,675,672	$—	$25,675,672

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,284,956	$—	$10,284,956
Money Market Funds	460,440	—	460,440
Totals	$10,745,396	$—	$10,745,396

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,390,064	$—	$15,390,064
Money Market Funds	655,730	—	655,730
Totals	$16,045,794	$—	$16,045,794

(a)
As of and during the six month period ended February 28, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 28, 2011 and the year ended August 31, 2010 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2011	2010	2011	2010
Fixed Income Fund	$505,510	$1,164,760	$—	$—
Informed Investor Growth Fund	2,921,353	4,672,211	—	—
Quality Growth Fund	7,211	19,997	—	—
Select Value Fund	6,003	17,878	—	—
Value Fund	59,474	146,372	—	—

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Redemption Fees and Sales Charges (Loads) — A maximum sales charge of 3.00% is imposed on Class A shares of the Fixed Income Fund. A maximum sales charge of 5.00% is imposed on Class A shares of the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund. A redemption fee of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such redemption fees, which are not an expense of the Funds. For the six month period ended February 28, 2011, no redemption fees were paid to the Funds.

3.	ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund
Up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

For the six month period ended February 28, 2011, the amounts earned by and payable to the Adviser were as follows:

Fund	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2011
Fixed Income Fund	$156,646	$22,172
Informed Investor Growth Fund	131,061	20,463
Quality Growth Fund	144,588	23,474
Select Value Fund	58,099	9,905
Value Fund	94,155	14,593

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.65% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

An officer of Nashville Capital is also an officer of the Trust.

Mutual Fund Services Agreement

Pursuant to a Mutual Fund Services Agreement between the Trust and Matrix 360 Administration, LLC (“Matrix”), formerly Matrix Fund Services, Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Matrix receives the greater of an annual base fee of $30,000 per Fund or 0.075% of the Trust’s Equity Funds’ aggregate average daily net assets to $400 million with lower fees at higher asset levels and

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

0.04% of the Trust’s Fixed Income Fund aggregate average net assets to $400 million with lower fees at higher assets levels. The fees payable to Matrix are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

Distribution and Service (12b-1) Plan

The Trust has adopted a plan applicable to each Fund that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.25% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.75% for services, as defined by FINRA, of Class C assets. During the six month period ended February 28, 2011, distribution fees paid by the Funds were as follows:

Fund	Distribution (12b-1) Fees Earned	Distribution (12b-1) Fees Payable as of February 28, 2011
Fixed Income Fund	$7	$19
Informed Investor Growth Fund	1,424	1,240
Quality Growth Fund	8	19
Select Value Fund	8	20
Value Fund	7	19

Compliance Services

An Independent Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $75,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $50,000 allocated to the Funds based on aggregate average daily net assets. Effective May 1, 2011, the Funds will pay $82,500 annually, with $5,000 paid by each Fund and the remaining $57,500 allocated to the Funds based on aggregate average daily net assets.

4.	SECURITIES TRANSACTIONS

During the six month period ended February 28, 2011, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$1,756,773	$3,321,330
Informed Investor Growth Fund	43,664,287	46,786,370
Quality Growth Fund	8,336,003	11,297,359
Select Value Fund	4,747,988	5,075,630
Value Fund	2,687,999	5,074,102

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $500,000 and $2,092,500, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Value Fund.

5.	TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2010, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Capital Loss Carryforward	Post-October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$2,488,445	$7,699	$(1,257,637)	$—	$1,238,507
Informed Investor Growth Fund	(2,503,733)	2,921,352	—	—	417,619
Quality Growth Fund	880,297	7,211	(10,140,042)	—	(9,252,534)
Select Value Fund	312,357	5,541	(3,870,548)	—	(3,552,650)
Value Fund	1,805,700	23,011	(86,631)	—	1,742,080

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales. Following the January 22, 2010 acquisition by the Quality Growth Fund of the Monteagle Large Cap Growth Fund, the Quality Growth Fund acquired all capital loss carryforwards available to the Large Cap Growth Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforwards. Of the capital losses subject to Section 382, the Quality Growth Fund may only utilize $499,665 in a given year. In addition, $2,129,856 in capital loss carryforwards expired as of August 31, 2010 and $643,272 of the capital losses subject to the Section 382 limit are in excess of the cumulative limit and therefore will never be utilized.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2010, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryovers Expiring									Post-October Losses
Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total	Deferred	Utilized
Fixed Income Fund	—	698,715	86,568	—	168,181	61,228	220,424	22,521	1,257,637	—	79,821
Informed Investor Growth Fund	—	—	—	—	—	—	—	—	—	—	—
Quality Growth Fund	2,479,027	2,165,647	309,209	155,209	63,079	458,231	1,623,590	2,886,050	10,140,042	—	1,540,430
Select Value Fund	—	—	—	—	—	—	177,384	3,693,164	3,870,548	—	3,806,294
Value Fund	—	—	—	—	—	—	86,631	—	86,631	—	773,972

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds have elected to defer net capital losses as indicated in the chart above.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2011:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$28,307,629	$1,582,803	$(45,768)	$1,537,035
Informed Investor Growth Fund	22,195,557	957,623	(301,566)	656,057
Quality Growth Fund	19,585,403	6,320,561	(230,292)	6,090,269
Select Value Fund	9,125,071	1,965,397	(345,072)	1,620,325
Value Fund	13,294,751	3,502,705	(751,662)	2,751,043

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investors Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2008, 2009 and 2010 and during the six month period ended February 28, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 28, 2011, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2008.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2011, the following shareholders held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund:

Fund	Shareholder	Percent Owned as of February 28, 2011
Fixed Income Fund	Farmers and Merchant Corp.	77%
Informed Investor Growth Fund	Farmers and Merchant Corp.	60%
	Louis S. and Alexandra F. Wells	30%
Quality Growth Fund	Farmers and Merchant Corp.	67%
Select Value Fund	Stifel Nicolaus & Co.	86%
Value Fund	Farmers and Merchant Corp.	97%

7.	CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund

	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended: February 28, 2011
Class I
Shares	74,286	(482,406)	34,896	2,886,106
Value	$777,083	$(5,069,870)	$368,511
Class A
Shares	—	—	1	100
Value	$—	$—	$14
Class C
Shares	—	—	1	99
Value	$—	$—	$11

For the Fiscal Year/Period ended: August 31, 2010
Class I
Shares	492,388	(435,968)	96,467	3,259,330
Value	$5,113,923	$(4,547,357)	$1,005,880
Class A
Shares	97	—	2	99
Value	$1,000	$—	$24
Class C
Shares	96	—	2	98
Value	$1,000	$—	$18

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

	Informed Investor Growth Fund

	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended: February 28, 2011
Class I
Shares	63,076	(123,057)	82,513	1,713,625
Value	$803,906	$(1,528,042)	$1,016,564
Class A
Shares	—	—	12	98
Value	$—	$—	$146
Class C
Shares	—	—	3,009	24,486
Value	$—	$—	$36,592

For the Fiscal Year/Period ended: August 31, 2010
Class I
Shares	660,980	(1,334,866)	217,488	1,691,093
Value	$8,683,204	$(16,288,040)	$2,640,304
Class A
Shares	73	—	13	86
Value	$1,000	$—	$155
Class C
Shares	21,464	—	13	21,477
Value	$264,100	$—	$155

	Quality Growth Fund

	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended: February 28, 2011
Class I
Shares	202,556	(599,028)	195	2,748,095
Value	$1,766,941	$(4,964,243)	$1,713
Class A
Shares	—	—	—	138
Value	$—	$—	$—
Class C
Shares	—	—	—	138
Value	$—	$—	$—

For the Fiscal Year/Period ended: August 31, 2010
Class I
Shares	187,791	(820,939)	2,417	3,144,372	(a)
Value	$1,371,237	$(6,169,531)	$17,037
Class A
Shares	142	(4)	—	138
Value	$1,031	$(31)	$—
Class C
Shares	138	—	—	138
Value	$1,000	$—	$—

(a)	The Fund received 2,140,129 shares and $15,858,231 in connection with the merger of the Monteagle Large Cap Growth Fund (Note 8).

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

	Select Value Fund

	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended: February 28, 2011
Class I
Shares	4,114	(30,486)	17	915,177
Value	$46,534	$(321,078)	$178
Class A
Shares	—	—	—	115
Value	$—	$—	$—
Class C
Shares	—	—	—	115
Value	$—	$—	$—

For the Fiscal Year/Period ended: August 31, 2010
Class I
Shares	5,512	(67,406)	1,706	941,532
Value	$49,302	$(615,875)	$15,670
Class A
Shares	115	—	—	115
Value	$1,000	$—	$—
Class C
Shares	115	—	—	115
Value	$1,000	$—	$—

	Value Fund

	Sold	Redeemed	Reinvested		Ending Shares
For the Six Month Period ended: February 28, 2011
Class I
Shares	1,671	(126,529)	77		938,466
Value	$26,596	$(2,012,881)	$1,139
Class A
Shares	—	—	—	(2)	74
Value	$—	$—	$2
Class C
Shares	—	—	—		74
Value	$—	$—	$—

(2)	Class A shares reinvested were 0.160 shares.

For the Fiscal Year/Period ended: August 31, 2010
Class I
Shares	86,880	(130,266)	486	1,063,247
Value	$1,237,541	$(1,811,913)	$6,784
Class A
Shares	74	—	—	74
Value	$1,000	$—	$4
Class C
Shares	74	—	—	74
Value	$1,000	$—	$1

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

8.	MERGER OF THE MONTEAGLE LARGE CAP GROWTH FUND AND MONTEAGLE QUALITY GROWTH FUND

Effective as of the close of business on January 22, 2010, pursuant to a Plan of Reorganization (the “Reorganization”) the Monteagle Quality Growth Fund received all the assets and liabilities of the Monteagle Large Cap Growth Fund (the “Transferring Fund”). Shares of the Transferring Fund were exchanged for Class I shares of the Quality Growth Fund. 3,236,928 shares of the Transferring Fund, valued at $4.90, were exchanged for 2,140,129 Class I shares of the Quality Growth Fund, valued at $7.41. Each share of the Transferring Fund was exchanged for 0.661 Class I shares of the Quality Growth Fund. The Transferring Fund’s net assets on the date of the reorganization of $15,858,231, including $3,199,008 of unrealized appreciation and ($11,023,394) of capital loss carryforwards, were combined with those of the Quality Growth Fund. The combined assets immediately after the acquisition amounted to $27,927,428 for 3,768,992 shares outstanding. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Quality Growth Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization.

After the reorganization was completed, the Quality Growth Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Transferring Fund. Under applicable Internal Revenue Service rules and regulations, the Quality Growth Fund was required to hold a certain percentage of the portfolio holdings for a prescribed period of time.

Assuming the Reorganization had been completed on September 1, 2009, the beginning of the annual reporting period of the Quality Growth Fund, the Quality Growth Fund’s pro forma results of operations for the year ended August 31, 2010, are as follows:

Net investment income	$(7,078)
Net realized gain (loss) on investment transactions	2,860,214
Net unrealized appreciation (depreciation) on investments	(1,374,951)
Net increase (decrease) in net assets resulting from operations	1,478,185

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Transferring Fund that have been included in the Quality Growth Fund’s statement of operations since January 22, 2010.

9.	CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

10.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

11.	THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

12.	SUBSEQUENT EVENTS

On March 15, 2011, the Select Value Fund declared a dividend of $18,437, which was payable on March 15, 2011. On March 15, 2011, the Value Fund declared a dividend of $31,290, which was payable on March 15, 2011. On March 31, 2011, the Fixed Income Fund declared a dividend of $79,488, which was payable on March 31, 2011.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

MONTEAGLE FUNDS OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Polices and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the six month period ended February 28, 2011, certain dividends paid by Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount of $505,510, $2,921,353, $7,211, $6,003, and $59,474, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales load and redemption fees imposed by the Fund and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2010) and held until the end of the period (February 28, 2011).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/10	Annualized Expense Ratio For the Period	Ending Account Value 2/28/11	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	-1.19%	$1,000.00	1.05%	$988.10	$5.18
Class A	-1.38%	1,000.00	1.30%	986.20	6.40
Class C	-1.72%	1,000.00	2.05%	982.80	10.08
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.05%	$1,019.60	$5.26
Class A		1,000.00	1.30%	1,018.30	6.51
Class C		1,000.00	2.05%	1,014.60	10.24
Informed Investor Growth Fund
		Beginning Account Value 9/01/10	Annualized Expense Ratio For the Period	Ending Account Value 2/28/11	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	38.05%	$1,000.00	1.31%	$1,380.50	$7.73
Class A	38.01%	1,000.00	1.56%	1,380.10	9.21
Class C	37.49%	1,000.00	2.31%	1,374.90	13.60
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.31%	$1,018.70	$6.61
Class A		1,000.00	1.56%	1,017.40	7.88
Class C		1,000.00	2.31%	1,013.60	11.67
Quality Growth Fund
		Beginning Account Value 9/01/10	Annualized Expense Ratio For the Period	Ending Account Value 2/28/11	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	30.85%	$1,000.00	1.30%	$1,308.50	$7.44
Class A	30.62%	1,000.00	1.55%	1,306.20	8.86
Class C	30.23%	1,000.00	2.30%	1,302.30	13.13
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.30%	$1,018.30	$6.51
Class A		1,000.00	1.55%	1,017.10	7.75
Class C		1,000.00	2.30%	1,013.40	11.48

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/10	Annualized Expense Ratio For the Period	Ending Account Value 2/28/11	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	33.91%	$1,000.00	1.38%	$1,339.10	$8.00
Class A	33.79%	1,000.00	1.63%	1,337.90	9.45
Class C	33.30%	1,000.00	2.38%	1,333.00	13.77
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.38%	$1,018.00	$6.90
Class A		1,000.00	1.63%	1,016.70	8.15
Class C		1,000.00	2.38%	1,013.00	11.88
Value Fund
		Beginning Account Value 9/01/10	Annualized Expense Ratio For the Period	Ending Account Value 2/28/11	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	28.15%	$1,000.00	1.33%	$1,281.50	$7.52
Class A	27.89%	1,000.00	1.58%	1,278.90	8.93
Class C	27.45%	1,000.00	2.33%	1,274.50	13.14
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.33%	$1,018.20	$6.66
Class A		1,000.00	1.58%	1,017.00	7.90
Class C		1,000.00	2.33%	1,013.20	11.63

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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THE MONTEAGLE FUNDS

Investment Adviser
Nashville Capital Corporation
209 10th Ave. South, Suite 332
Nashville, TN 37203

Distributor
Matrix Capital Group, Inc.
420 Lexington Ave.
Suite 601
New York, NY 10170

Transfer Agent, Administrator
& Shareholder Servicing Agent
Matrix 360 Administration, LLC
630 Fitzwatertown Rd.
Building A, 2nd Floor
Willow Grove, PA 19090

(888) 263-5593
www.monteaglefunds.com

This report is submitted for the general information the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's PEOs and PFOs, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEOs and PFOs as appropriate to allow timely decisions regarding required disclosure.  .

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: April 25, 2011